CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 10,485	$ 14,937
Short-term bank deposits	113	110
Restricted cash and deposits	1,332	5
Trade receivables, (net of allowance for credit losses of $93 and $103 as of June 30, 2023 and December 31, 2022, respectively)	8,617	9,973
Unbilled accounts receivable	7	350
Other accounts receivable and prepaid expenses	1,932	1,441
Inventories	9,546	8,443
Total current assets	32,032	35,259
LONG-TERM ASSETS:
Deferred tax assets	2,260	1,981
Operating lease right-of-use assets	885	987
Total long-term assets	3,145	2,968
PROPERTY AND EQUIPMENT, NET	1,627	1,651
INTANGIBLE ASSETS, NET	1,069	1,142
GOODWILL	11,062	10,866
Total assets	48,935	51,886
CURRENT LIABILITIES:
Trade payables	1,430	2,408
Customer advances	230	239
Deferred revenues	2,643	2,866
Other accounts payable and accrued expenses	4,212	4,749
Short-term operating lease liabilities	251	248
Total current liabilities	8,766	10,510
LONG-TERM LIABILITIES:
Deferred revenues	1,318	1,463
Deferred tax liabilities	852	865
Accrued severance pay	314	330
Long-term operating lease liabilities	652	757
Other long-term liabilities	261	274
Total long-term liabilities	3,397	3,689
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at June 30, 2023 and December 31, 2022; Issued and outstanding: 23,309,987 shares at June 30, 2023 and December 31, 2022	6,799	6,799
Additional paid-in capital	30,504	30,503
Accumulated other comprehensive loss	(95)	(758)
Foreign currency translation adjustments (Company's standalone financial statements)	9,675	9,654
Accumulated deficit	(10,111)	(8,511)
Total shareholders' equity	36,772	37,687
Total liabilities and shareholders' equity	$ 48,935	$ 51,886